UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                                                                811-21237

Unified Series Trust
(Exact name of registrant as specified in charter)

Huntington Asset Services, Inc.     2960 N. Meridian Street, Suite 300     Indianapolis, IN 46208
(Address of principal executive offices)                                                    (Zip code)

Robert W. Silva
Huntington Asset Services, Inc.
2960 N. Meridian Street, Suite 300
Indianapolis, IN 46208
(Name and address of agent for service)

Registrant's telephone number, including area code:   317-917-7000

Date of fiscal year end:  9/30

Date of reporting period:   6/30/12

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Appleseed Fund
Schedule of Investments
June 30, 2012
(Unaudited)

Common Stocks - 70.66%	Shares	Fair Value

Business Services - 2.18%
Staples, Inc.	330,050	$4,307,153
Sykes Enterprises, Inc. (a)	36,776	586,945
		4,894,098

Consumer Discretionary - 3.05%
Shimano, Inc. (b)	104,900	6,836,446

Consumer Staples - 21.61%
Avon Products, Inc.	581,045	9,418,739
Dr. Ci:Labo Co., Ltd. (b)	1,893	6,457,884
Female Health Company / The	37,600	220,712
Hanesbrands, Inc. (a)	187,475	5,198,682
John B. Sanfilippo & Son, Inc. (a)	531,792	9,492,487
Tesco, plc	3,629,000	17,647,810
		48,436,314

Energy - 10.46%
Nabors Industries, Ltd. (a)	726,064	10,455,322
Nexen, Inc.	268,000	4,526,520
Noble Corp. (a)	260,000	8,457,800
		23,439,642

Financials - 8.44%
Aon Corp.	53,311	2,493,889
Western Union Co. / The	464,893	7,828,798
Willis Group Holdings PLC	235,550	8,595,220
		18,917,907

Health Care Services - 3.61%
Albany Molecular Research, Inc. (a)	1,304,399	3,326,217
PDI, Inc. (a)	577,045	4,754,851
		8,081,068

Industrials - 3.98%
Mabuchi Motor Co., Ltd. (b)	225,200	8,918,812

Materials - 4.73%
Sealed Air Corp.	686,009	10,591,979

Pharmaceuticals - 3.47%
Novartis AG (c)	138,950	7,767,305

Real Estate - 1.95%
Pico Holdings, Inc. (a)	195,286	4,376,359

Technology - 3.23%
Google, Inc. - Class A (a)	12,500	7,250,875

Telecommunication Services - 3.95%
SK Telecom Co., Ltd. (a) (c)	731,800	8,854,780

TOTAL COMMON STOCKS (Cost $159,689,268)		158,365,585

See accompanying notes which are an integral part of these financial statements.

Appleseed Fund
Schedule of Investments - continued
June 30, 2012
(Unaudited)

Gold Trusts - 16.01%	Shares	Fair Value

Central Gold Trust (a) (e) (f)	195,862	$11,830,065
ETFS Gold Trust (a) (d)	26,500	4,191,876
SPDR Gold Trust (a) (d)	34,700	5,385,093
Sprott Physical Gold Trust (a) (e) (f)	1,049,655	14,474,742

TOTAL GOLD TRUSTS (Cost $32,149,609)		35,881,776

	Principal
Certificates of Deposit - 0.89%	Amount

Pacific Coast Bank, 0.20%, 07/18/2012	$250,000	250,000
Pacific Coast Bank, 0.17%, 09/06/2012	500,000	500,000
Self-Help Federal Credit Union, 0.50%, 08/29/2012	251,406	251,406
Self-Help Federal Credit Union, 0.50%, 08/29/2012	251,417	251,417
University Bank, 0.095%, 07/05/2012	750,000	750,000

TOTAL CERTIFICATES OF DEPOSIT (Cost $2,002,823)		2,002,823

Money Market Securities - 11.63%	Shares

Federated Government Obligations Fund - Institutional Shares, 0.01% (g)	26,066,163	26,066,163

TOTAL MONEY MARKET SECURITIES (Cost $26,066,163)		26,066,163

TOTAL INVESTMENTS - LONG - (Cost $219,907,863) - 99.19%		$222,316,347

TOTAL INVESTMENTS - SHORT - (Proceeds Received $3,678,010) - (1.95%)		$(4,378,965)

Cash and other assets less liabilities - 2.76%		6,193,262

TOTAL NET ASSETS - 100.00%		$224,130,644

(a) Non-income producing
(b) Japanese Security
(c) American Depositary Receipt
(d) Exchange-Traded Fund
(e) Closed-End Mutual Fund
(f) Passive Foreign Investment Company
(g) Variable rate security; the money market rate shown represents the rate at June 30, 2012.

Tax Related (Excluding futures)
Unrealized appreciation		$16,151,217
Unrealized depreciation		(16,055,633)
Net unrealized appreciation		$95,584

Aggregate cost of securities for income tax purposes		$217,841,798

See accompanying notes which are an integral part of these financial statements.

Appleseed Fund
Schedule of Securities Sold Short
June 30, 2012
(Unaudited)

Limited Partnerships - (1.95%)	Shares	Fair Value

US Natural Gas Fund, L.P.	(227,007)	$(4,378,965)

TOTAL LIMITED PARTNERSHIPS (Proceeds Received $3,678,010)		(4,378,965)

See accompanying notes which are an integral part of these financial statements.

Appleseed Fund
Futures Contracts
June 30, 2012
(Unaudited)

	Number of	Underlying Face	Unrealized
	(Short)	Amount at	Appreciation
Short Futures Contracts	Contracts	Fair Value	(Depreciation)

BP Currency Futures Contract September 2012	(166)	$(16,264,888)	$(192,283)
Euro Currency Futures Contract September 2012	(82)	(12,984,700)	(162,985)
Japanese Yen Currency Futures Contract September 2012	(104)	(16,295,500)	83,838

Total Short Futures Contracts			$(271,430)

See accompanying notes which are an integral part of these financial statements.

Appleseed Fund
Related Notes to the Schedule of Investments
June 30, 2012
(Unaudited)

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.  The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Accounting principles generally accepted in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•
Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an  inactive  market,  quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, exchange-traded funds, closed-end funds, and gold trusts are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities.  Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price.  Securities traded in the over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.  When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Appleseed Fund
Related Notes to the Schedule of Investments - continued
June 30, 2012
(Unaudited)

Fixed income securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities. The Adviser used inputs such as pricing of similar securities and market movements of the underlying common stock to fair value reverse convertible bonds.  The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Short-term investments in fixed income securities, with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.  Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available.

Appleseed Fund
Related Notes to the Schedule of Investments - continued
June 30, 2012
(Unaudited)

The following is a summary of the inputs used in valuing the Fund’s investments as of June 30, 2012:

	Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks*	$158,365,585	$-	$-	$158,365,585
Gold Trusts	35,881,776	-	-	35,881,776
Certificates of Deposit	-	2,002,823	-	2,002,823
Money Market Securities	26,066,163	-	-	26,066,163

Total	$220,313,524	$2,002,823	$-	$222,316,347
*Refer to Schedule of Investments for industry classifications.

	Valuation Inputs
Liabilities	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Limited Partnerships	$(4,378,965)	$-	$-	$(4,378,965)
Short Futures Contracts*	(271,430)	-	-	(271,430)

Total	$(4,650,395)	$-	$-	$(4,650,395)
*The amount shown represents the gross unrealized depreciation of the futures contracts.

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Trust recognizes transfers between fair value hierarchy levels at the reporting period end.  There were no transfers between all Levels as of June 30, 2012.

Appleseed Fund
Related Notes to the Schedule of Investments - continued
June 30, 2012
(Unaudited)

Derivative Transactions – The Appleseed Fund entered into currency futures contracts (short) to hedge its foreign currency exposure during the fiscal year.  A currency futures contract involves an obligation to purchase or sell a specific currency at a future date. Such contracts are used to sell unwanted currency exposure that comes from holding securities in a market, or to buy currency exposure where the exposure from holding securities is insufficient to provide the desired currency exposure. The contracts are marked to market daily and change in value is recorded as unrealized appreciation or depreciation. When a currency futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value at time it was opened and the value at the time it was closed. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the currency exchange rates.  Cash held at broker as of June 30, 2012 is held for collateral for futures transactions and is restricted from withdrawal.

The following tables present a summary of the fair value of derivative instruments, not accounted for as hedging instruments as of June 30, 2012 and the effect of derivative instruments on the Statement of Operations for the period ended June 30, 2012.

At June 30, 2012:
Derivatives	Location of Derivatives on Statements of Assets & Liabilities

Short currency futures contracts	Payable for net variation margin on futures contracts	$336,400

For the period ended June 30, 2012 :
Derivatives	Location of Gain (Loss) on Derivatives on Statements of Operations	Contracts Sold Short	Contracts Closed	Realized Gain (Loss) on Derivatives	Change in Unrealized Appreciation (Depreciation) on Derivatives
Foreign Exchange Risk:
Short currency futures contracts	Net realized and unrealized gain (loss) on currency futures contracts	873	664	$2,119,156	$(294,259)

Iron Strategic Income Fund
Schedule of Investments
June 30, 2012
(Unaudited)

Corporate Bonds - 16.32%	Principal Amount	Fair Value

Corporate Bonds - Domestic - 14.23%
Advanced Micro Devices, Inc., 6.000%, 05/01/2015	500,000	$506,875
AES Corp., 8.000%, 10/15/2017	2,000,000	2,285,000
Alliant Techsystems, Inc., 3.000%, 08/15/2024	500,000	503,125
Ally Financial, Inc., 8.000%, 03/15/2020	2,000,000	2,310,000
Alpha Natural Resources, Inc., 2.375%, 04/15/2015	500,000	425,625
Apria Healthcare Group I, 11.250%, 11/01/2014	2,000,000	2,080,000
Ares Capital Corp., 5.750%, 02/01/2016 (a)	500,000	511,250
Boston Properties LP, 3.625%, 02/15/2014 (a)	500,000	545,000
Burger King Corp., 9.875%, 10/15/2018	2,000,000	2,287,500
Calpine Corp., 7.500%, 02/15/2021 (a)	2,000,000	2,170,000
Case New Holland, Inc., 7.875%, 12/01/2017	2,000,000	2,320,000
Chesapeake Energy Corp., 2.500%, 05/15/2037	500,000	430,625
Chesapeake Energy Corp., 6.625%, 08/15/2020	1,624,000	1,615,880
Citycenter Holdings/Finance, 7.625%, 01/15/2016	2,000,000	2,120,000
Consol Energy Inc., 8.000%, 04/01/2017	2,000,000	2,085,000
Cricket Communications I, 7.750%, 10/15/2020	2,000,000	1,920,000
Del Monte Corp., 7.625%, 02/15/2019	2,000,000	2,027,500
Electronic Arts, Inc., 0.750%, 07/15/2016 (a)	500,000	440,000
Energy Transfer Equity LP, 7.500%, 10/15/2020	2,000,000	2,205,000
First Data Corp., 12.625%, 01/15/2021	2,000,000	2,012,500
HCA Inc., 8.500%, 04/15/2019	2,000,000	2,250,000
Health Care REIT, Inc., 3.000%, 12/01/2029	500,000	594,375
Iconix Brand Group, Inc., 2.500%, 06/01/2016 (a)	500,000	484,375
Illumina, Inc., 0.250%, 03/15/2016 (a)	500,000	448,750
InterDigital, Inc./PA, 2.500%, 03/15/2016	500,000	488,125
Intl Lease Finance Corp., 8.625%, 09/15/2015	2,000,000	2,217,500
Intl Game Technology, 3.250%, 05/01/2014	500,000	554,375
Knight Capital Group, Inc., 3.500%, 03/15/2015	500,000	470,000
Lam Research Corp., 1.250%, 05/15/2018	500,000	495,625
LifePoint Hospitals, Inc., 3.500%, 05/15/2014	500,000	536,875
Linear Technology Corp., 3.000%, 05/01/2027	500,000	518,750
Mcjunkin Red Man Corp., 9.500%, 12/15/2016	2,000,000	2,170,000
Metropcs Wireless Inc., 6.625%, 11/15/2020	2,000,000	1,975,000
MGM Resorts International, 4.250%, 04/15/2015	500,000	508,125
Michaels Stores, Inc., 7.750%, 11/01/2018	2,000,000	2,120,000
National Retail Properties, 5.125%, 06/15/2028	500,000	571,250
Navistar International Corp., 3.000%, 10/15/2014	500,000	468,750
NRG Energy, Inc., 8.250%, 09/01/2020	2,000,000	2,080,000
priceline.com, Inc., 1.000%, 03/15/2018 (a)	500,000	529,375
ProLogis LP, 3.250%, 03/15/2015	500,000	551,875
RadioShack Corp., 2.500%, 08/01/2013 (a)	1,000,000	940,000
RBS Global & Rexnord Corp, 8.500%, 05/01/2018	2,000,000	2,180,000
Reynolds GRP ISS/Reynold, 7.125%, 04/15/2019 (a)	2,000,000	2,105,000
Rovi Corp., 2.625%, 02/15/2040	500,000	483,750
SLM Corp., 8.000%, 03/25/2020	2,000,000	2,200,000
Steel Dynamics, Inc., 5.125%, 06/15/2014	500,000	525,000
Stone Energy Corp., 1.750%, 03/01/2017 (a)	500,000	462,500
TIBCO Software, Inc., 2.250%, 05/01/2032 (a)	500,000	488,125
Tomkins LLC/Inc., 9.000%, 10/01/2018	1,801,000	2,012,618
Transdigm, Inc., 7.750%, 12/15/2018	2,000,000	2,205,000
Trinity Industries, Inc., 3.875%, 06/01/2036	500,000	495,625
Valeant Pharmaceuticals, 6.875%, 12/01/2018 (a)	2,000,000	2,077,500
Warner Chilcott Co. LLC, 7.750%, 09/15/2018	2,000,000	2,155,000
WebMD Health Corp., 2.500%, 01/31/2018	500,000	422,500
Wynn Las Vegas LLC/Corp., 7.750%, 08/15/2020	2,000,000	2,225,000
		71,811,623

Corporate Bond - Australia - 0.41%
FMG Resources Aug. 2006, 7.000%, 11/01/2015 (a) (b)	2,000,000	2,050,000

Corporate Bond - Canada - 0.43%
Novelis Inc., 8.750%, 12/15/2020 (b)	2,000,000	2,165,000

Corporate Bond - Greece - 0.07%
DryShips, Inc., 5.000%, 12/01/2014 (b)	500,000	366,250

Corporate Bonds - Luxembourg - 1.18%
CHC Helicopter SA, 9.250%, 10/15/2020 (b)	2,000,000	1,965,000
Expro Finance Luxembourg, 8.500%, 12/15/2016 (a) (b)	2,000,000	1,925,000
Intelsat Luxembourg SA, 11.250%, 02/04/2017 (b)	2,000,000	2,067,500
		5,957,500

TOTAL CORPORATE BONDS (Cost $81,402,540)		82,350,373

U.S. Government Securities - 1.98%

U.S. Treasury Note, 0.000%, 07/26/2012	10,000,000	9,999,770

TOTAL U.S. GOVERNMENT SECURITIES (Cost $9,999,760)		9,999,770

See accompanying notes which are an integral part of these financial statements.

Iron Strategic Income Fund
Schedule of Investments - continued
June 30, 2012
(Unuadited)

Mutual Funds - 61.48%	Shares	Fair Value

American Beacon High Yield Bond Fund - Institutional Class	36,910	$325,181
Artio Global High Income Fund - Class I	429,316	4,087,086
BlackRock High Yield Portfolio - BlackRock Class	878,819	6,775,692
Columbia High Yield Bond Fund - Class R5	2,849,428	8,063,880
Delaware High-Yield Opportunities Fund - Class I	471,413	1,918,650
DWS Global High Income Fund - Institutional Class (c)	485,991	3,338,758
DWS High Income Fund - Institutional Class	2,080,827	9,946,353
Eaton Vance High Income Opportunities Fund - Class I (c)	1,113,305	4,865,142
Eaton Vance Income Fund of Boston - Institutional Class	983,418	5,703,825
Federated High Income Bond Fund - Class A	1,486,118	11,353,941
Federated High Yield Trust - Class SS	216,074	1,324,535
Federated Institutional High Yield Bond Fund - Institutional Class	593,389	5,886,416
Fidelity Advisor High Income Advantage Fund - Class I	1,093,294	10,222,302
Fidelity Capital & Income Fund	2,763,674	25,038,887
Fidelity High Income Fund	777,749	6,984,189
Hartford High Yield Fund - Class Y	73,169	536,332
Hotchkis and Wiley High Yield Fund - Class I	84,632	1,039,286
Invesco High Yield Fund - Institutional Class	1,655,697	6,953,927
Ivy High Income Fund - Class I	2,248,412	18,706,785
Janus High-Yield Fund - Class I	478,906	4,314,942
JPMorgan High Yield Fund - Select Class	909,110	7,154,699
Loomis Sayles Institutional High Income Fund	378,805	2,788,002
Lord Abbett High Yield Fund - Class I	925,877	7,101,481
MainStay High Yield Opportunities Fund - Class I	300,538	3,426,132
Metropolitan West High Yield Bond Fund - Class I	1,033,158	10,383,236
MFS High Income Fund - Class I	2,368,057	8,169,795
MFS High Yield Opportunities Fund - Class I (c)	308,188	1,947,750
Natixis Loomis Sayles High Income Fund - Class Y	331,983	1,457,404
Northeast Investors Trust	241,809	1,426,673
Nuveen High Income Bond Fund - Class I	638,271	5,521,048
Oppenheimer Champion Income Fund - Class Y	551,219	992,195
PIMCO High Yield Fund - Institutional Class	3,067,846	28,469,615
Pioneer Global High Yield Fund - Class Y	719,832	6,845,602
Pioneer High Yield Fund - Class Y	799,738	7,861,420
Principal High Yield I - Institutional Class	361,729	3,910,293
Principal High Yield Fund - Institutional Class	546,209	4,140,261
Prudential High Yield Fund, Inc. - Class Z	680,822	3,758,136
Putnam High Yield Advantage Fund - Class Y	830,646	5,100,165
Putnam High Yield Trust - Class Y	447,725	3,353,460
RidgeWorth High Income Fund - Class I	397,279	2,717,389
RidgeWorth SEIX High Yield Bond Fund - Class I	460,156	4,449,710
SEI High Yield Bond Fund - Class A	1,771,270	13,089,686
T. Rowe Price High Yield Fund - Investor Class	777,782	5,211,137
T. Rowe Price Institutional High Yield Fund	228,952	2,161,303
TIAA-CREF High Yield Fund - Institutional Class	978,167	9,801,238
USAA High Income Fund	1,403,452	11,648,651
Vanguard High-Yield Corporate Fund - Admiral Shares	1,264,500	7,422,617
Western Asset High Yield Portfolio - Institutional Class	314,717	2,634,178

TOTAL MUTUAL FUNDS (Cost $307,708,096)		310,329,385

Exchange-Traded Funds - 2.93%

iShares iBoxx $ High Yield Corporate Bond Fund	75,593	6,895,593
SPDR Barclays Capital High Yield Bond ETF	200,406	7,908,021

TOTAL EXCHANGE-TRADED FUNDS (Cost $14,821,253)		14,803,614

See accompanying notes which are an integral part of these financial statements.

Iron Strategic Income Fund
Schedule of Investments - continued
June 30, 2012
(Unaudited)

Money Market Securities (d) - 25.63%	Shares	Fair Value

Federated Treasury Obligations Fund - Institutional Shares - 0.01%	32,341,419	$32,341,419
Fidelity Institutional Treasury Only Portfolio - Class I - 0.01%	32,341,419	32,341,419
First American Government Obligations Fund - Class Z - 0.00%	32,341,419	32,341,419
First American Treasury Obligations Fund - Class Z - 0.00%	32,341,420	32,341,420

TOTAL MONEY MARKET SECURITIES (Cost $129,365,677)		129,365,677

TOTAL INVESTMENTS (Cost $543,297,326) - 108.34%		$546,848,819

Liabilities in excess of other assets - (8.34%)		(42,094,571)

TOTAL NET ASSETS - 100.00%		$504,754,248

(a) Restricted security purchased pursuant to Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Advisor has determined that the security is liquid under criteria established by the Fund's Board of Trustees.
(b) Foreign bond denominated in U.S. dollars.
(c) A portion of this security may be deemed illiquid due to the Investment Company Act of 1940 provision stating that no issuer of any investment company security purchased or acquired by a registered investment company shall be obligated to redeem such security in an amount exceeding 1 per centum of such issuer's total outstanding securities during any period of less than thirty days.
(d) Variable rate securities; the money market rates shown represent the rate at June 30, 2012.

Tax Related
Unrealized appreciation		6,330,763
Unrealized depreciation		(4,630,745)
Unrealized appreciation (depreciation)		$1,700,018

Aggregate cost of securities for income tax purposes		$545,148,801

See accompanying notes which are an integral part of these financial statements.

Iron Strategic Income Fund
Related Notes to the Schedule of Investments
June 30, 2012
(Unaudited)

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date.  The First In, First Out method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.  The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Accounting principles generally accepted in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•
Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an  inactive  market,  quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including exchange-traded funds, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities.  Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price.  Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.  When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Iron Strategic Income Fund
Related Notes to the Schedule of Investments - continued
June 30, 2012
(Unaudited)

Call and put options that the Fund invests in are generally traded on an exchange.  The options in which the Fund invests are generally valued at the last trade price as provided by a pricing service.  If the last sale price is not available, the options will be valued using the last bid price.  The options will generally be categorized as Level 1 securities.

Fixed income securities, including corporate bonds and U.S. government securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities. The Advisor used inputs such as pricing of similar securities and market movements of the underlying common stock to fair value reverse convertible bonds.  The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Short-term investments in fixed income securities (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity) are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations.  Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available.

Iron Strategic Income Fund
Related Notes to the Schedule of Investments - continued
June 30, 2012
(Unaudited)

The following is a summary of the inputs used in valuing the Fund’s investments as of June 30, 2012:

	Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Corporate Bonds	$-	$82,350,373	$-	$82,350,373
U.S. Government Securities	-	9,999,770	-	9,999,770
Mutual Funds	310,329,385	-	-	310,329,385
Exchange-Traded Funds	14,803,614	-	-	14,803,614
Money Market Securities	129,365,677	-	-	129,365,677

Total	$454,498,676	$92,350,143	$-	$546,848,819

The Fund did not hold any investments at any time during the reporting period in which unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.  The Trust recognizes transfers between fair value hierarchy levels at the reporting period end.  There were no transfers between all Levels as of June 30, 2012.

Derivative Transactions – The Fund may obtain exposure to the fixed income market by investing in derivatives. The Fund may also use derivative instruments for any purpose consistent with its investment objective including hedging or managing risk or ensuring that the Fund’s portfolio maintains sufficient liquidity to meet potential redemptions by Fund shareholders.  Derivative securities may be used to “lock-in” realized but unrecognized gains in the value of the Fund’s securities.  Risk management strategies include, but are not limited to, facilitating the sale of securities, managing the effective maturity or duration of debt obligations in its portfolio, or creating alternative exposure to debt securities.  The Fund may also use derivatives to establish a position in the fixed income markets as a substitute for buying, selling, or holding certain securities.  The use of derivative instruments may provide a less expensive, more expedient, or more specifically focused way to invest than traditional debt securities would.

The Fund may enter into credit derivatives called swaps, such as interest rate swaps, total return swaps, or credit default swaps, to gain exposure to or to mitigate specific forms of interest rate or credit risk, respectively.  Swaps expose the Fund to counterparty risk (described below).  The Fund could also suffer losses with respect to a swap agreement if the Fund is unable to terminate the agreement or reduce its exposure through offsetting transactions.

Many of the markets in which the Fund effects its derivative transactions are “over-the-counter” or “interdealer” markets.  The participants in these markets are typically not subject to credit evaluation and regulatory oversight as are members of “exchange based” markets.  When the Fund invests in derivative, over-the-counter transactions, it is assuming a credit risk with regard to parties with whom it trades and also bears the risk of settlement default.  These risks may differ materially from those associated with transactions effected on an exchange, which generally are backed by clearing organization guarantees, daily marking-to-market and settlement, and segregation and minimum capital requirements applicable to intermediaries.  Transactions entered into directly between two counterparties generally do not benefit from such protections.  This exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss.

Iron Strategic Income Fund
Related Notes to the Schedule of Investments - continued
June 30, 2012
(Unaudited)

To mitigate counterparty risk on swap agreements, the Fund requires the counterparty to post collateral to cover the Fund’s exposure. The cash that is held as collateral for the swap agreements is held by the Fund and invested primarily in money market mutual funds.

In accordance with GAAP, the fair value of credit default swaps can be found on Statement of Assets and Liabilities under receivable/payable for swap agreements and on the Statement of Operations under net realized gain (loss) on swap agreements and change in unrealized appreciation (depreciation) on swap agreements.  For the period ended June 30, 2012, the realized gain (loss) and change in unrealized appreciation (depreciation) on swap agreements were as follows:

Derivatives	Location of Gain (Loss) on Derivatives in Statements of Operations	Realized Gain (Loss) on Derivatives	Change in Unrealized Appreciation (Depreciation) on Derivatives
Credit Risk:	Net realized gain (loss) on swap
Credit Default Swap Agreements	agreements and Change in unrealized
appreciation (depreciation) on swap
	agreements	(8,973,275)	(1,421,392)

The Fund had purchased total notional value of swap agreements of $1,376,000,000.  The total notional value of terminated swap agreements was $1,576,000,000.  The Fund utilized credit derivative instruments in conjunction with investment securities in an effort to achieve its investment objective for the period ended June 30, 2012.

Restricted Securities - Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration.  Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid. The Fund will not incur any registration costs upon such resale. The Fund’s restricted securities are valued at the price provided by dealers in the secondary market.  The Fund has acquired securities, the sale of which is restricted under Rule 144A of the Securities Act of 1933.  It is possible that the fair value price may differ significantly from the amount that may ultimately be realized in the near term, and the difference could be material.

Iron Strategic Income Fund
Related Notes to the Schedule of Investments - continued
June 30, 2012
(Unaudited)

At June 30, 2012, the aggregate value of such securities amounted to $15,176,875 and value amounts to 3.01% of the net assets of the Fund.

		Shares or
	Acquisition	Principal	Amortized
	Date	Amount	Cost	Value
Ares Capital Corp., 5.750%, 02/01/2016	3/20/2012	500,000	526,873	511,250
Boston Properties LP, 3.625%, 02/15/2014	3/19/2012	500,000	539,483	545,000
Calpine Corp., 7.500%, 02/15/2021	1/14/2011	2,000,000	2,019,950	2,170,000
Electronic Arts, Inc., 0.750%, 07/15/2016	3/20/2012	500,000	466,515	440,000
Expro Finance Luxembourg, 8.500%, 12/15/2016	1/14/2011	2,000,000	1,980,092	1,925,000
FMG Resources Aug. 2006, 7.000%, 11/01/2015	1/5/2011	2,000,000	2,048,806	2,050,000
Iconix Brand Group, Inc., 2.500%, 06/01/2016	3/19/2012	500,000	494,728	484,375
Illumina, Inc., 0.250%, 03/15/2016	6/13/2012	500,000	442,400	448,750
priceline.com, Inc., 1.000%, 03/15/2018	3/19/2012	500,000	521,472	529,375
RadioShack Corp., 2.500%, 08/01/2013	2/13/2012	1,000,000	969,035	940,000
Reynolds GRP ISS/Reynold, 7.125%, 04/15/2019	1/5/2011	2,000,000	2,038,634	2,105,000
Stone Energy Corp., 1.750%, 03/01/2017	6/13/2012	500,000	462,145	462,500
TIBCO Software, Inc., 2.250%, 05/01/2032	4/30/2012	500,000	509,309	488,125
Valeant Pharmaceuticals, 6.875%, 12/01/2018	1/14/2011	2,000,000	2,051,153	2,077,500
				15,176,875

FCI Funds
FCI Value Equity Fund
Schedule of Investments
June 30, 2012
(Unaudited)
		Fair
Common Stocks - 94.56%	Shares	Value

Air Courier Services - 2.06%
FedEx Corp.	2,200	$201,542

Air Transportation, Scheduled - 1.60%
Southwest Airlines Co.	17,000	156,740

Beverages - 2.16%
PepsiCo, Inc.	3,000	211,980

Bituminous Coal & Lignite Surface Mining - 1.25%
Peabody Energy Corp.	5,000	122,600

Calculating & Accounting Machines - 0.38%
Diebold, Inc.	1,000	36,910

Computer Communications Equipment - 1.17%
Juniper Networks, Inc. (a)	7,000	114,170

Computer Storage Devices - 0.65%
EMC Corp. (a)	2,500	64,075

Converted Paper & Paperboard Products (No Containers/Boxes) - 1.99%
Avery Dennison Corp.	1,000	27,340
Kimberly-Clark Corp.	2,000	167,540
		194,880

Crude Petroleum & Natural Gas - 3.33%
Apache Corp.	1,500	131,835
Encana Corp.	3,000	62,490
Petroleo Brasileiro S.A. - Petrobras (b)	7,000	131,390
		325,715

Drawing and Insulating Nonferrous Wire - 0.92%
Corning, Inc.	7,000	90,510

Electric Services - 4.24%
Dominion Resources, Inc.	2,500	135,000
Entergy Corp.	2,000	135,780
TECO Energy, Inc.	8,000	144,480
		415,260

Electronic & Other Electrical Equipment (No Computer Equipment) - 3.90%
Emerson Electric Co.	4,000	186,320
Exelon Corp.	5,200	195,624
		381,944

Engines & Turbines - 0.99%
Cummins, Inc.	1,000	96,910

Fats & Oils - 0.36%
Archer-Daniels- Midland Co.	1,200	35,424

Fire Marine & Casualty Insurance - 0.18%
Allstate Corp./The	500	17,545

See accompanying notes which are an integral part of these financial statements.

FCI Funds
FCI Value Equity Fund
Schedule of Investments - continued
June 30, 2012
(Unaudited)
		Fair
Common Stocks - 94.56% - continued	Shares	Value

Food & Kindred Products - 3.61%
Campbell Soup Co.	4,000	$133,520
Conagra Foods, Inc.	2,000	51,860
Unilever PLC (b)	5,000	168,650
		354,030

Gold & Silver Ores - 3.02%
Barrick Gold Corp.	4,000	150,280
Newmont Mining Corp.	3,000	145,530
		295,810

Householding Furniture - 1.08%
Leggett & Platt, Inc.	5,000	105,650

Life Insurance - 1.58%
MetLife, Inc.	5,000	154,250

Machine Tools, Metal Cutting Types - 0.51%
Kennametal, Inc.	1,500	49,725

Measuring & Controlling Devices - 0.80%
Thermo Fisher Scientific, Inc.	1,500	77,865

Miscellaneous Publishing - 1.16%
Thomson Reuters Corp.	4,000	113,800

Motor Vehicles & Passenger Car Bodies - 1.76%
Ford Motor Co.	18,000	172,620

National Commercial Banks - 0.96%
FirstMerit Corp.	2,000	33,040
PNC Financial Services Group, Inc.	1,000	61,110
		94,150

Natural Gas Transmission & Distribution - 1.48%
Spectra Energy Corp.	5,000	145,300

Oil & Gas Field Machinery & Equipment - 1.50%
Baker Hughes, Inc.	2,000	82,200
National-Oilwell Varco, Inc.	1,000	64,440
		146,640

Oil, Gas Field Services - 0.66%
Schlumberger Ltd.	1,000	64,910

Perfumes, Cosmetics & Other Toilet Preparations - 0.33%
Avon Products, Inc.	2,000	32,420

Petroleum Refining - 3.26%
Chevron Corp.	2,500	263,750
Conocophillips	1,000	55,880
		319,630

Pharmaceutical Preparations - 7.12%
Bristol-Meyers Squibb Co.	10,000	359,500
GlaxoSmithKline PLC (b)	2,500	113,925
Eli Lilly & Co.	1,000	42,910
Merck & Co., Inc.	1,000	41,750
Novartis AG (b)	2,500	139,750
		697,835

See accompanying notes which are an integral part of these financial statements.

FCI Funds
FCI Value Equity Fund
Schedule of Investments - continued
June 30, 2012
(Unaudited)
		Fair
Common Stocks - 94.56% - continued	Shares	Value

Plastic Material, Synthetic Resin/Rubber, Cellulos (No Glass) - 3.61%
E.I. du Pont de Nemours and Co.	7,000	$353,990

Public Building and Related Furniture - 1.41%
Johnson Controls, Inc.	5,000	138,550

Radio & TV Broadcasting & Communications Equipment - 0.28%
QUALCOMM, Inc.	500	27,840

Radio Telephone Communications - 2.88%
Vodafone Group Plc (b)	10,000	281,800

Railroads, Line-Haul Operating - 0.91%
CSX Corp.	4,000	89,440

Refuse Systems - 0.34%
Waste Management, Inc.	1,000	33,400

Retail - Drug Stores and Proprietary Stores - 1.21%
Walgreen Co.	4,000	118,320

Retail - Lumber & Other Building Materials Builders - 0.29%
Lowe's Companies, Inc.	1,000	28,440

Retail - Variety Stores - 1.72%
Target Corp.	500	29,095
Wal-Mart Stores, Inc.	2,000	139,440
		168,535

Rolling Drawing & Extruding Of Nonferrous Metals - 1.79%
Alcoa, Inc.	20,000	175,000

Secondary Smelting & Refining of Nonferrous Metals - 0.35%
Titanium Metals Corp.	3,000	33,930

Security & Commodity Brokers, Dealers, Exchanges & Services - 1.04%
NYSE Euronext	4,000	102,320

Semiconductors & Related Devices - 3.35%
Applied Materials, Inc.	3,000	34,380
Intel Corp.	10,000	266,500
STMicroelectronics N.V. (c)	5,000	27,200
		328,080

Services - Engineering Services - 1.43%
AECOM Technology Corp. (a)	8,500	139,825

Services - Personal Services - 0.25%
H&R Block, Inc.	1,500	23,970

See accompanying notes which are an integral part of these financial statements.

FCI Funds
FCI Value Equity Fund
Schedule of Investments - continued
June 30, 2012
(Unaudited)
		Fair
Common Stocks - 94.56% - continued	Shares	Value

Services - Prepackaged Software - 4.16%
Microsoft Corp.	7,500	$229,425
Oracle Corp.	6,000	178,200
		407,625

Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics - 1.56%
Procter & Gamble Co./The	2,500	153,125

Steel Works, Blasts Furnaces & Rolling & Finishing Mills - 1.05%
Worthington Industries, Inc.	5,000	102,350

Surgical & Medical Instruments & Apparatus - 4.47%
Becton, Dickinson & Co.	3,000	224,250
Covidien PLC	4,000	214,000
		438,250

Telephone Communications (No Radio Telephone) - 2.81%
AT&T, Inc.	1,500	53,490
O.I. SA (b)	4,149	43,977
Verizon Communications, Inc.	4,000	177,760
		275,227

Water Supply - 1.15%
California Water Service Group	3,500	64,645
SJW Corp.	2,000	48,020
		112,665

Water Transportation - 1.75%
Carnival Corp.	5,000	171,350

Wholesale - Groceries & Related Products - 2.74%
Sysco Corp.	9,000	268,290

TOTAL COMMON STOCKS (Cost $9,248,372)		9,263,162

Money Market Securities - 5.21%
Fidelity Institutional Government Portfolio - Class I, 0.01% (d)	510,691	510,691

TOTAL MONEY MARKET SECURITIES (Cost $510,691)		510,691

TOTAL INVESTMENTS (Cost $9,759,063) - 99.77%		$9,773,853

Other assets less liabilities - 0.23%		22,295

TOTAL NET ASSETS - 100.00%		$9,796,148

(a) Non-income producing.
(b) American Depositary Receipt.
(c) New York Registered.
(d) Variable rate security; the money market rate shown represents the rate at June 30, 2012.

Tax Related
Gross unrealized appreciation	$650,655
Gross unrealized (depreciation)	(638,105)
Net unrealized appreciation	$12,550

Aggregate cost of securities for income tax purposes	$9,761,303

See accompanying notes which are an integral part of these financial statements.

FCI Funds
FCI Bond Fund
Schedule of Investments
June 30, 2012
(Unaudited)

Corporate Bonds - 59.15%	Principal	Fair
	Amount	Value
Corporate Bonds - Domestic - 53.15%
Aflac, Inc., 8.500%, 05/15/2019	$250,000	$326,798
Agilent Technologies, Inc. 5.000%, 07/15/2020	300,000	340,346
American Express Credit Co., 7.300%, 08/20/2013	202,000	216,029
American International Group, Inc., 4.250%, 09/15/2014	125,000	129,677
American International Group, Inc., 5.850%, 01/16/2018	275,000	304,743
Amgen, Inc., 4.850%, 11/18/2014	25,000	27,161
Analog Devices, Inc., 5.000%, 07/01/2014	300,000	324,557
Anheuser-Busch Companies, Inc., 7.750%, 01/15/2019	75,000	99,190
Applied Materials, Inc., 4.300%, 06/15/2021	225,000	251,066
Associates Banc-Corp., 5.125%, 03/28/2016	300,000	321,369
AT&T Inc., 2.950%, 05/15/2016	275,000	291,540
Barrick Gold Finance Co. LLC, 6.125%, 09/15/2013	269,000	285,687
Best Buy Co., Inc., 6.750%, 07/15/2013	225,000	234,576
Boeing Co., 5.000%, 03/15/2014	200,000	214,561
Capital One Financial Corp., 6.750%, 09/15/2017	500,000	593,877
Cigna Corp., 8.500%, 05/01/2019	125,000	161,529
Citigroup, Inc., 5.125%, 05/05/2014	200,000	208,644
Citigroup, Inc., 5.500%, 04/11/2013	600,000	617,083
Citigroup, Inc., 6.950%, 11/01/2018	200,000	225,794
Comcast Corp., 6.500%, 01/15/2015	99,000	111,736
Compass Bank, 5.900%, 04/01/2026	48,000	42,282
CVS Caremark Corp., 4.750%, 05/18/2020	225,000	256,044
Devon Energy Corp., 5.625%, 01/15/2014	125,000	133,741
Discover Financial Services, Inc., 5.200%, 04/27/2022 (a)	275,000	288,224
Dow Chemical Co., 5.900%, 02/15/2015	100,000	111,591
Dow Chemical Co., 7.600%, 05/15/2014	96,000	106,911
Fannie Mae, 2.000%, 07/27/2016	650,000	650,700
Federal Farm Credit Bank, 2.040%, 07/27/2016	1,000,000	1,001,276
FedEx Corp., 7.375%, 01/15/2014	275,000	301,155
Fifth Third Bancorp., 3.625%, 01/25/2016	340,000	358,916
General Electric Capital Corp., 5.000%, 01/08/2016	275,000	303,249
Goldman Sachs Group, Inc., 4.750%, 07/15/2013	300,000	308,533
Goldman Sachs Group, Inc., 5.350%, 01/15/2016	300,000	315,254
Goldman Sachs Group, Inc., 5.375%, 03/15/2020	225,000	231,983
Hartford Financial Services, 5.375%, 03/15/2017	175,000	186,305
Hewlett-Packard Co., 3.000%, 09/15/2016	150,000	154,439
Home Depot, Inc., 5.400%, 03/01/2016	200,000	230,759
HSBC Finance Corp., 5.000%, 06/30/2015	600,000	639,529
Huntington National Bank, 5.375%, 02/28/2019	250,000	248,055
Merrill Lynch & Co., 6.875%, 04/25/2018	500,000	560,145

See accompanying notes which are an integral part of these financial statements.

FCI Funds
FCI Bond Fund
Schedule of Investments - continued
June 30, 2012
(Unaudited)

Corporate Bonds - 59.15% - continued	Principal	Fair
	Amount	Value
Corporate Bonds - Domestic - 53.15% - continued
International Paper Co., 9.375%, 05/15/2019	$125,000	$168,034
Intuit Inc., 5.750%, 03/15/2017	250,000	286,412
Jefferies Group, Inc., 3.875%, 11/09/2015	200,000	197,500
JP Morgan Chase & Co., 6.000%, 01/15/2018	275,000	316,038
Juniper Network, Inc., 4.600%, 03/15/2021	225,000	241,398
Keycorp, 6.500%, 05/14/2013	400,000	419,065
KLA-Tencorp Corp., 6.900%, 05/01/2018	150,000	179,383
Lazard Group, 6.850%, 06/15/2017	280,000	307,621
Marriott International, Inc., 5.625%, 02/15/2013	150,000	154,129
Metlife, Inc., 6.817%, 08/15/2018	510,000	622,843
Morgan Stanley, 5.375%, 10/15/2015	450,000	460,342
Morgan Stanley, 6.000%, 04/28/2015	350,000	362,030
New York Life Insurance Co., 5.250%, 10/16/2012 (a)	450,000	455,646
Prudential Financial, Inc., 4.750%, 09/17/2015	200,000	215,483
Prudential Financial, Inc., 5.500%, 03/15/2016	310,000	343,584
Prudential Financial, Inc., 6.200%, 01/15/2015	250,000	274,591
Public Service Electric and Gas Co., 5.125%, 09/01/2012	175,000	176,257
Sempra Energy, 6.500%, 06/01/2016	250,000	294,366
Sempra Energy, 8.900%, 11/15/2013	150,000	165,151
Starbucks Corp., 6.250%, 08/15/2017	300,000	361,387
SunTrust Banks, Inc., 6.000%, 09/11/2017	400,000	455,829
Swiss Re Solutions Holding Corp., 7.000%, 02/15/2026	180,000	211,991
Symantec Corp., 4.200%, 09/15/2020	300,000	307,411
Travelers Companies, Inc., 5.375%, 12/15/2017	275,000	328,789
Verizon Communications, Inc., 4.900%, 09/15/2015	110,000	123,124
Zions Bancorp., 7.750%, 09/23/2014	150,000	162,766
		19,306,224

Corporate Bond - Australia - 1.05%
Westpac Banking Corp., 4.875%, 11/19/2019	350,000	379,601

Corporate Bond - Canada - 2.61%
Bank of Montreal, 2.500%, 01/11/2017	300,000	310,444
Canadian Pacific Railway Co., 6.500%, 05/15/2018	31,000	36,889
Husky Energy, Inc., 5.900%, 06/15/2014	125,000	135,951
Manulife Financial Corp., 3.400% 09/17/2015	450,000	462,803
		946,087

Corporate Bonds - Luxembourg - 0.31%
Tyco International Finance S.A., 6.000%, 11/15/2013	105,000	112,856

Corporate Bonds - Netherlands - 0.96%
Deutsche Telekom International Finance BV, 5.875%, 08/20/2013	225,000	237,052
Deutsche Telekom International Finance BV, 5.750%, 03/23/2016	100,000	112,234
		349,286

Corporate Bond - Switzerland - 1.07%
Credit Suisse U.S.A., Inc., 5.125%, 08/15/2015	125,000	136,410
Credit Suisse U.S.A., Inc., 5.300%, 08/13/2019	225,000	253,516
		389,926

TOTAL CORPORATE BONDS (Cost $20,264,628)		21,483,980

See accompanying notes which are an integral part of these financial statements.

FCI Funds
FCI Bond Fund
Schedule of Investments - continued
June 30, 2012
(Unaudited)
	Principal	Fair
	Amount	Value

Mortgage-Backed Securities - 8.36%
Federal Home Loan Mortgage Corp., Pool # A57160, 5.500%, 02/01/2037	$116,855	$127,391
Federal National Mortgage Association, Pool # 832648, 5.000%, 09/01/2035	189,997	206,184
Federal National Mortgage Association, Pool # 832949, 5.000%, 09/01/2035	116,776	126,725
Federal National Mortgage Association, Pool # 745133, 5.500%, 11/01/2035	194,330	213,187
Federal National Mortgage Association, Pool # 845549, 5.500%, 01/01/2036	214,018	235,187
Federal National Mortgage Association, Pool # 878104, 5.500%, 04/01/2036	113,924	124,730
Federal National Mortgage Association, Pool # MA0918, 4.000%, 12/01/2041	1,157,116	1,234,193
Federal National Mortgage Association, Pool # AB4300, 3.500%, 01/01/2042	730,797	769,144

TOTAL MORTGAGE-BACKED SECURITIES (Cost $2,899,297)		3,036,741

U.S. Government Securities - 28.47%
U.S. Treasury Note, 0.875%, 04/30/2017	550,000	554,254
U.S. Treasury Note, 1.875%, 10/31/2017	1,000,000	1,055,156
U.S. Treasury Note, 2.250%, 03/31/2016	600,000	638,156
U.S. Treasury Note, 3.125%, 05/15/2021	1,425,000	1,622,496
U.S. Treasury Note, 3.250%, 03/31/2017	1,350,000	1,509,153
U.S. Treasury Note, 3.500%, 05/15/2020	1,005,000	1,174,437
U.S. Treasury Note, 3.625%, 02/15/2021	660,000	779,315
U.S. Treasury Note, 3.625%, 08/15/2019	900,000	1,055,742
U.S. Treasury Note, 4.125%, 05/15/2015	200,000	221,047
U.S. Treasury Note, 5.000%, 05/15/2037	1,200,000	1,731,937

TOTAL U.S. GOVERNMENT SECURITIES (Cost $9,979,232)		10,341,693

	Shares
Preferred Stocks - 0.07%
Fannie Mae - Series S., 8.250%	16,000	26,080

TOTAL PREFERRED STOCKS (Cost $400,000)		26,080

Real Estate Investment Trusts - 1.10%
Apollo Commercial Real Estate Finance, Inc.	10,000	160,700
Chimera Investment Corp.	38,000	89,680
Starwood Property Trust, Inc.	7,000	149,170

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $448,338)		399,550

Closed End Funds - 0.48%
NGP Capital Resources Co.	7,000	49,560
Pennantpark Investment Co.	12,000	124,200

TOTAL CLOSED END FUNDS (Cost $198,936)		173,760

See accompanying notes which are an integral part of these financial statements.

FCI Funds
FCI Bond Fund
Schedule of Investments - continued
June 30, 2012
(Unaudited)
		Fair
	Shares	Value
Money Market Securities - 1.48%
Fidelity Institutional Government Portfolio - Class I, 0.01% (b)	538,602	$538,602

TOTAL MONEY MARKET SECURITIES (Cost $538,602)		538,602

TOTAL INVESTMENTS (Cost $34,729,033) - 99.11%		$36,000,406

Other assets less liabilities - 0.89%		322,048

TOTAL NET ASSETS - 100.00%		$36,322,454

(a) Private Placement and restricted security under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b) Variable rate security; the money market rate shown represents the rate at June 30, 2012.

Tax Related
Gross unrealized appreciation	$1,751,924
Gross unrealized (depreciation)	(467,855)
Net unrealized appreciation	$1,284,069

Aggregate cost of securities for income tax purposes	$34,716,337

See accompanying notes which are an integral part of these financial statements.

FCI Funds
Related Notes to the Schedule of Investments
June 30, 2012
(Unaudited)

Security Transactions and Related Income - The Funds follow industry practice and record security transactions on the trade date.  The first in, first out method is used for determining gains or losses for financial statement and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•
Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an  inactive  market,  quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the level input that is most significant to the fair value measurement in its entirety.

Equity securities, including common stocks, real estate investment trusts, closed-end funds, and preferred stocks, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Funds will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be

FCI Funds
Related Notes to the Schedule of Investments – continued
June 30, 2012
(Unaudited)

classified as a Level 2 security. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Fixed income securities, such as corporate bonds, U.S. government securities and mortgage-backed securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities, with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Funds’ NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations.  Good faith pricing may also be used in instances when the bonds the Funds invest in may default or otherwise cease to have market quotations readily available.

FCI Funds
Related Notes to the Schedule of Investments – continued
June 30, 2012
(Unaudited)

The following is a summary of the inputs used at June 30, 2012 in valuing the Value Equity Fund’s assets carried at fair value:

	Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks*	$9,263,162	$-	$-	$9,263,162
Money Market Securities	510,691	-	-	510,691

Total	$9,773,853	$-	$-	$9,773,853

* Refer to Schedule of Investments for industry classifications.

The following is a summary of the inputs used at June 30, 2012 in valuing the Bond Fund’s assets carried at fair value:

Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Corporate Bonds	-	21,483,980	-	$21,483,980
Mortgage-Backed Securities	-	3,036,741	-	3,036,741
U.S. Government Securities	-	10,341,693	-	10,341,693
Preferred Stocks	26,080	-	-	26,080
Real Estate Investment Trusts	399,550	-	-	399,550
Closed End Funds	173,760	-	-	173,760
Money Market Securities	538,602	-	-	538,602
Total	$1,137,992	$34,862,414	$-	$36,000,406

The Funds did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. During the period ended June 30, 2012, the Funds had no transfers between any Levels. The Funds did not hold any derivative instruments during the reporting period. The Trust recognizes transfers between fair value hierarchy levels at the end of the reporting period.

FCI Funds
Related Notes to the Schedule of Investments – continued
June 30, 2012
(Unaudited)

Restricted Securities - Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid. The Fund will not incur any registration costs upon such resale. The Bond Fund’s restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value price as determined by the Fund’s Advisor. The Bond Fund has acquired securities, the sale of which is restricted under Rule 144A of the Securities Act of 1933. It is possible that the fair value price may differ significantly from the amount that may ultimately be realized in the near term, and the difference could be material.

At June 30, 2012, the aggregate value of such securities amounted to $743,870 and value amounts to 2.05% of the net assets of the Bond Fund.

	Acquisition Date	Shares or Principal Amount	Amortized Cost	Fair Value

Discover Financial Services, Inc., 5.200%, 04/27/2022	4/27/2012	275,000	274,647	288,224
New York Life Insurance Co., 5.250%, 10/16/2012	4/16/2009	450,000	450,449	455,646

Item 2. Controls and Procedures.

(a)           Based on an evaluation of the registrant’s disclosure controls and procedures as of August 29, 2012, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)           There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant   Unified Series Trust

By  /s/ John C. Swhear
John C. Swhear, Interim President

Date           8/29/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ John C. Swhear
John C. Swhear, Interim President

Date            8/29/12

By   /s/ Robert W. Silva
Robert W. Silva, Treasurer

Date           8/29/12